Document and Entity Information	Sep. 19, 2018
Prospectus:
Document Type	497
Document Period End Date	Sep. 19, 2018
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Sep. 19, 2018
Document Effective Date	Sep. 19, 2018
Prospectus Date	Jan. 28, 2018
Shenkman Capital Floating Rate High Income Fund | Institutional Class
Prospectus:
Trading Symbol	SFHIX
Shenkman Capital Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	SFHAX
Shenkman Capital Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	SFHCX
Shenkman Capital Floating Rate High Income Fund | Class F
Prospectus:
Trading Symbol	SFHFX
Shenkman Capital Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	SCFAX
Shenkman Capital Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	SCFCX
Shenkman Capital Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	SCFIX
Shenkman Capital Short Duration High Income Fund | Class F
Prospectus:
Trading Symbol	SCFFX